Employee Benefit Plans - Accumulated Benefit Obligation in Excess of Plan Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	$ 0		$ 0		$ 0
Pension Benefit Obligation	989		1,007		1,006
Net Funded Status	(989)	[1]	(1,007)	[1]
United States Pension Plans of US Entity, Defined Benefit [Member] | United States
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	3,600
Pension Benefit Obligation	5,000
Net Funded Status	(1,400)
United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	3,573		3,393		3,202
Pension Benefit Obligation	5,033		4,670		4,456
Net Funded Status	(1,460)	[1]	(1,277)	[1]
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	9,000
Pension Benefit Obligation	11,700
Net Funded Status	(2,700)
Foreign Pension Plans, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	5,431		4,884		4,738
Pension Benefit Obligation	6,708		5,835		5,275
Net Funded Status	(1,277)	[1]	(951)	[1]
Foreign Pension Plans, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member] | UNITED KINGDOM
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	3,400
Pension Benefit Obligation	3,700
Net Funded Status	(300)
Foreign Pension Plans, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member] | CANADA
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	700
Pension Benefit Obligation	1,000
Net Funded Status	(300)
Underfunded [Member] | United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	4,679		4,342
Accumulated benefit obligation	4,672		4,291
Fair value of plan assets	3,574		3,393
Underfunded [Member] | Foreign Pension Plans, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	5,997		4,391
Accumulated benefit obligation	5,686		4,127
Fair value of plan assets	5,213		3,811
Unfunded [Member] | United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	355		327
Accumulated benefit obligation	355		326
Fair value of plan assets	0		0
Unfunded [Member] | United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member] | United States
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	0
Pension Benefit Obligation	400
Net Funded Status	(400)
Unfunded [Member] | Foreign Pension Plans, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	527		445
Accumulated benefit obligation	520		434
Fair value of plan assets	0		0
Unfunded [Member] | Foreign Pension Plans, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member] | Pension Plans All Other Countries [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	0
Pension Benefit Obligation	500
Net Funded Status	(500)
Funded and Unfunded Plans [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	11,558		9,505
Accumulated benefit obligation	11,233		9,178
Fair value of plan assets	8,787		7,204
Funded and Unfunded Plans [Member] | United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	5,034		4,669
Accumulated benefit obligation	5,027		4,617
Fair value of plan assets	3,574		3,393
Funded and Unfunded Plans [Member] | Foreign Pension Plans, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	6,524		4,836
Accumulated benefit obligation	6,206		4,561
Fair value of plan assets	5,213		3,811
Funded [Member] | United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member] | United States
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	3,600
Pension Benefit Obligation	4,600
Net Funded Status	(1,000)
Funded [Member] | Foreign Pension Plans, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member] | Pension Plans All Other Countries [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	1,300
Pension Benefit Obligation	1,500
Net Funded Status	$ (200)

[1]	(1)Includes under-funded and non-funded plans.